PARENT COMPANY INFORMATION - Condensed Statement of Cash Flows (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (680,457)	$ 20,629		$ 24,249	$ (42,037)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Interest and payment-in-kind on preferred shares	944	0		0	0
Share-based compensation	4,821	156		0	0
Share-based compensation - Founders advisory fees - related party (equity settled)	287,200	0		0	0
Changes in operating assets and liabilities, net of acquisitions:
Intercompany receivable	28,983	(24,846)		6,094	(9,566)
Prepaid expenses and current other assets	(5,230)	(9,426)		(9,948)	10,755
Accounts payable	8,194	10,108		(9,608)	3,901
Accrued expenses and other current liabilities	338	7,380		(6,503)	11,628
Share-based compensation - Founders advisory fees - related party (equity settled)	365,789	0		0	0
Net cash provided by (used in) operating activities	4,359	67,991		70,826	(305)
Cash flows from investing activities:
Investment in subsidiaries	(1,209,155)	0		0	0
Net cash used in investing activities	(1,210,623)	(15,746)		(9,467)	(25,173)
Cash flows from financing activities:
Sale of PSSA Ordinary Shares	2,000	0		0	0
Net cash (used in) provided by financing activities	(697,221)	(64,210)		(45,610)	21,030
Net change in cash and cash equivalents	(1,904,223)	(11,530)		12,656	(6,137)
Cash and cash equivalents, beginning of period	10,948	22,478	$ 22,478	9,822	15,959
Cash and cash equivalents, end of period	225,554	10,948	225,554	22,478	9,822
Non-cash investing and financing activities:
Redeemable preferred shares issued as consideration for business combination	100,000	0		0	0
Management Subscribers rollover contribution	11,048	0		$ 0	$ 0
Parent Company
Cash flows from operating activities:
Net (loss) income	(680,457)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	24,279
Interest and payment-in-kind on preferred shares	944
Share-based compensation	1,182
Share-based compensation - Founders advisory fees - related party (equity settled)	287,200
Changes in operating assets and liabilities, net of acquisitions:
Intercompany receivable	(14,325)
Prepaid expenses and current other assets	(8,195)
Accounts payable	455
Accrued expenses and other current liabilities	889
Share-based compensation - Founders advisory fees - related party (equity settled)	365,789
Net cash provided by (used in) operating activities	(22,239)
Cash flows from investing activities:
Investment in subsidiaries	(1,209,155)
Intercompany note receivable	(20,000)
Net cash used in investing activities	(1,229,155)
Cash flows from financing activities:
Net cash (used in) provided by financing activities	2,000
Net change in cash and cash equivalents	(1,249,394)
Cash and cash equivalents, beginning of period	1,465,807
Cash and cash equivalents, end of period	216,413	$ 1,465,807	$ 216,413
Non-cash investing and financing activities:
Redeemable preferred shares issued as consideration for business combination	100,000
Management Subscribers rollover contribution	11,048
Parent Company | Director Subscribers
Cash flows from financing activities:
Sale of PSSA Ordinary Shares	$ 2,000